Premises And Equipment	12 Months Ended
Dec. 31, 2013
Premises And Equipment [Abstract]
Premises And Equipment

Note 7—Premises and Equipment

The following table presents premises and equipment as of the dates stated:

	December 31, 2013	December 31, 2012
Land	$1,040	$1,040
Building and leasehold improvements	4,436	4,423
Equipment, furniture and fixtures	4,849	4,347
Vehicles	69	69
Total premises and equipment	10,394	9,879
Less: accumulated depreciation and amortization	(5,325)	(4,482)
Premises and equipment, net	$5,069	$5,397

Depreciation and amortization expense related to premises and equipment for the years ended December 31, 2013 and 2012 was $844 thousand and $935 thousand, respectively.